SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Activity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Balance at beginning of period	$ 84	$ 217
Warranty claims paid	(92)	(64)
Warranty expense (recovery)	171	(69)
Balance at end of period	$ 163	$ 84